Investment in Unconsolidated Affiliate (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Selected Financial Information for Unconsolidated Affiliate

The following table provides unaudited selected financial information for our unconsolidated affiliate as of September 30, 2012 and December 31, 2011, and for the three and nine months ended September 30, 2012 and 2011, respectively.

	As of September 30, 2012	As of December 31, 2011
Balance Sheets
Real estate, net of accumulated depreciation	$45,516,612	$28,895,100
Construction in progress	11,107,711	7,433,859
Total assets	58,639,036	37,631,562
Debt	38,807,584	11,961,097
Total liabilities	40,601,609	13,371,217
Partner’s capital	17,099,978	24,107,320
Accumulated other comprehensive loss	489,477	—
Retained earnings	1,426,926	153,025

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2012	2011	2012	2011
Statements of Operations
Rental revenues	$1,621,478	$—	$4,258,036	$—
Operating expenses	300,314	—	962,132	—
Depreciation expense	456,682	—	1,192,019	—
Interest expense	303,125	—	689,843	—
Net income	517,113	—	1,273,901	—
Fair value adjustment of cash flow hedge	(268,308)	—	(489,477)	—
Comprehensive income	248,805	—	784,424	—

The following table provides unaudited selected financial information for our unconsolidated affiliate as of, and for, the years ended December 31, 2011 and 2010.

	As of, and For the Year Ended December 31,
	2011	2010
Real estate, net of accumulated depreciation	$28,895,100	$—
Construction in progress	7,433,859	6,616,311
Total assets	37,631,562	6,815,459
Long term debt	11,961,097	—
Total liabilities	13,371,217	981,235
Partner’s capital	24,260,345	5,834,224
Rental revenues	617,949	—
Operating expenses	391,069	—
Depreciation expense	73,855	—
Net income	153,025	—